CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (94,292,695)	$ 51,734,255	$ (10,269,347)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	20,600,715	12,842,241	10,275,173
Bad debt provision	12,267,390	1,021,669	7,332,039
Share-based compensation	(108,222)	543,510	1,327,033
Loss from disposal of property, plant and equipment	1,211,206	120,048	553,478
Impairment losses	14,806,586		824,676
Loss (gain) on changes in fair value of derivatives		(2,919,710)	(8,019,632)
Gain on repurchase of convertible senior notes	(7,440,000)		(2,155,000)
Amortization of convertible senior notes issuance cost and share-lending arrangement	1,630,061	1,000,395	1,393,248
Others	(223,638)		(25,613)
Changes in operating assets and liabilities:
Accounts receivable	(99,447,828)	(3,475,821)	(13,770,289)
Amounts due from related parties	12,321,646	(20,253,111)	(3,519,348)
Advanced to suppliers	3,084,559	(168,096)	7,187,824
Inventories	28,256,976	(23,504,393)	36,479,538
Project assets	(9,203,936)
Prepaid expenses and other current assets and VAT tax receivable	(23,692,187)	(6,726,868)	7,693,484
Other long term assets	(4,841,421)
Deferred tax assets	(17,460,955)	(777,610)	(902,709)
Accounts payable	17,775,265	7,297,823	7,122,380
Amount due to related parties	47,037,344	6,197,471	(12,509,362)
Advances from customers	(436,535)	797,265	(491,938)
Accrued expenses and other liabilities	6,418,822	6,468,454	(625,061)
Deferred other income	209,678	(163,787)	1,199,203
Income tax payable	(8,766,593)	6,344,771
Prepaid land use rights and intangible assets	(12,618,645)	(5,626,346)	(134,759)
Net cash provided by (used in) operating activities	(112,912,407)	30,752,160	28,965,018
Investing activities:
Acquisition of subsidiaries		(46,048,500)
Cash assumed upon acquisition		15,964,351
Purchases of property, plant and equipment	(60,676,805)	(14,630,862)	(9,887,686)
Subsidy received from local government to purchase plant and equipment			25,613
Proceeds from disposal of PPE	26,933
Change in restricted cash	553,448	(7,102,851)	6,722,087
Net cash used in investing activities	(60,096,424)	(51,817,862)	(3,139,986)
Financing activities:
Repurchase of convertible senior notes	(9,060,000)		(1,845,000)
Acquisition of noncontrolling interest			(299,020)
Cancellation of restricted shares			(479)
Proceeds from short-term bank borrowings	587,785,523	133,567,729	130,986,537
Proceeds from long-term bank borrowings	204,792,588	30,199,160
Repayment of short-term bank borrowings	(522,582,754)	(168,391,955)	(125,864,004)
Net cash provided by (used in) financing activities	260,935,357	(4,625,066)	2,978,034
Effect of exchange rate changes on cash and cash equivalents	15,084,268	8,304,136	251,937
Net increase (decrease) in cash and cash equivalents	103,010,794	(17,386,632)	29,055,003
Cash and cash equivalents at the beginning of the year	106,468,070	123,854,702	94,799,699
Cash and cash equivalents at the end of the year	209,478,864	106,468,070	123,854,702
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	23,157,984	6,674,234	6,334,495
Income taxes paid	12,455,586	1,580,299
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	(16,867,340)	(1,949,640)	2,968,770
Purchase of property, plant and equipment included in accounts payable	8,699,797	5,827,699	289,414
Major assets acquired and liabilities assumed upon acquisition:
Accounts receivable (net)		45,124,386
Amount due from related parties		78,365,265
Inventories		30,023,910
Other current Assets (excluding cash acquired)		45,077,777
Property, plant and equipment (net)		10,255,200
Account payables		44,997,729
Amount due to related parties		74,737,639
Other current liabilities		$ 77,981,754